SCHEDULE OF CHANGES IN PROVISION FOR CREDIT LOSSES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period	¥ (10,337)	¥ (324,371)	¥ (1,182,609)
Reversal of/(provision for) credit losses	1,719	(1,770)	(94)
Write-off		308,847	13,093
Bought out by certain non-bank financing institutions without recourse			821,496
Payments from the borrowers or other recoveries	623	6,957	23,743
Ending balance of the period	(7,995)	(10,337)	(324,371)
Transfer From Normal To Attention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries
Transfer From Normal To Secondary [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries
Transfer From Attention To Secondary [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries
Transfer From Attention To Normal [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries
Transfer From Secondary To Attention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries
Transfer From Secondary To Normal [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries
Credit Assessment Normal [Member] | Loan Recognized As Result of Payment Under Guarantee [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period		(1,805)	(11,787)
Reversal of/(provision for) credit losses		(8,126)	6,483
Write-off		3,341	36
Bought out by certain non-bank financing institutions without recourse			1,286
Payments from the borrowers or other recoveries			14
Ending balance of the period			(1,805)
Credit Assessment Normal [Member] | Loan Recognized As Result of Payment Under Guarantee [Member] | Transfer From Normal To Attention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries			2,358
Credit Assessment Normal [Member] | Loan Recognized As Result of Payment Under Guarantee [Member] | Transfer From Normal To Secondary [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries		6,590	514
Credit Assessment Normal [Member] | Loan Recognized As Result of Payment Under Guarantee [Member] | Transfer From Attention To Secondary [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries
Credit Assessment Normal [Member] | Loan Recognized As Result of Payment Under Guarantee [Member] | Transfer From Attention To Normal [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries			(343)
Credit Assessment Normal [Member] | Loan Recognized As Result of Payment Under Guarantee [Member] | Transfer From Secondary To Attention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries
Credit Assessment Normal [Member] | Loan Recognized As Result of Payment Under Guarantee [Member] | Transfer From Secondary To Normal [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries			(366)
Credit Assessment Attention [Member] | Loan Recognized As Result of Payment Under Guarantee [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period		(74,783)	(149,220)
Reversal of/(provision for) credit losses		(4,844)	49,903
Write-off		74,519	1,589
Bought out by certain non-bank financing institutions without recourse			38,599
Payments from the borrowers or other recoveries		297	6,105
Ending balance of the period			(74,783)
Credit Assessment Attention [Member] | Loan Recognized As Result of Payment Under Guarantee [Member] | Transfer From Normal To Attention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries			(2,358)
Credit Assessment Attention [Member] | Loan Recognized As Result of Payment Under Guarantee [Member] | Transfer From Normal To Secondary [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries
Credit Assessment Attention [Member] | Loan Recognized As Result of Payment Under Guarantee [Member] | Transfer From Attention To Secondary [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries		4,811	22,040
Credit Assessment Attention [Member] | Loan Recognized As Result of Payment Under Guarantee [Member] | Transfer From Attention To Normal [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries			343
Credit Assessment Attention [Member] | Loan Recognized As Result of Payment Under Guarantee [Member] | Transfer From Secondary To Attention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries			(41,784)
Credit Assessment Attention [Member] | Loan Recognized As Result of Payment Under Guarantee [Member] | Transfer From Secondary To Normal [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries
Credit Assessment Secondary [Member] | Loan Recognized As Result of Payment Under Guarantee [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period	(10,337)	(247,783)	(1,021,602)
Reversal of/(provision for) credit losses	1,719	11,200	(56,480)
Write-off		230,987	11,468
Bought out by certain non-bank financing institutions without recourse			781,611
Payments from the borrowers or other recoveries	623	6,660	17,624
Ending balance of the period	¥ (7,995)	(10,337)	(247,783)
Credit Assessment Secondary [Member] | Loan Recognized As Result of Payment Under Guarantee [Member] | Transfer From Normal To Attention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries
Credit Assessment Secondary [Member] | Loan Recognized As Result of Payment Under Guarantee [Member] | Transfer From Normal To Secondary [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries		(6,590)	(514)
Credit Assessment Secondary [Member] | Loan Recognized As Result of Payment Under Guarantee [Member] | Transfer From Attention To Secondary [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries		¥ (4,811)	(22,040)
Credit Assessment Secondary [Member] | Loan Recognized As Result of Payment Under Guarantee [Member] | Transfer From Attention To Normal [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries
Credit Assessment Secondary [Member] | Loan Recognized As Result of Payment Under Guarantee [Member] | Transfer From Secondary To Attention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries			41,784
Credit Assessment Secondary [Member] | Loan Recognized As Result of Payment Under Guarantee [Member] | Transfer From Secondary To Normal [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Payments from the borrowers or other recoveries			¥ 366